13002739

NYSE Euronext

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

June 12, 2013

Received SEC

JUN 12 2013

Washington, DC 20549

CERT ARCA
File No. 001-33434

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:		
	Issuer:	Credit Suisse AG
	Issuer CIK:	0001053092
	SEC File Number:	001-33434
	Form 8-A Date:	6/12/2013

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

**Credit Suisse Commodity Rotation Exchange Traded Notes (ETNs) due June 15, 2033
Linked to the Credit Suisse Commodity Backwardation Total Return Index**

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,